23 Post-employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-Employment Benefits [Roll Forward]
Post-employment benefits, balance at beginning	R$ 1,194,936	R$ 968,763
Appropriation of actuarial calculation	94,349	99,578
Appropriation of pension and healthcare contributions	130,129	138,974
Adjustment related to actuarial gains (loss)	271,343	186,628
Amortizations	(197,143)	(199,007)
Post-employment benefits, balance at ending	R$ 1,493,614	R$ 1,194,936